NEWBUILDINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 carriers containership contract vessel	Dec. 31, 2013 carriers contract	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired	2
Interest capitalized in the cost of newbuildings	$ 290,000	$ 257,000	$ 332,000
Number of newbuilding contracts	2	7
Accumulated costs of newbuildings	$ 87,600,000	$ 126,000,000
Number of drybulk carriers delivered	2	1
Number of container vessels delivered	2
8700 TEU Container Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired	0
4,800 TEU Container Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired, canceled	3